Borrowings - Disclosure of Borrowings (Detail) - RUB (₽) ₽ in Millions		12 Months Ended
	Sep. 01, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings		₽ 94,115	₽ 62,116
Current		55,215	11,539
Non-current		38,900	50,577
Convertible bonds [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		₽ 53,597	₽ 49,403
Effective interest rate		5.10%	5.10%
Currency		USD
Maturity		2023	2026
Credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		₽ 37,407	₽ 0
Effective interest rate		13.60%
Currency		RUB
Maturity	2026	2026
Bank loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		₽ 0	9,954
Effective interest rate		10.00%
Currency		RUB
Maturity		2022
Equipment financing [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		₽ 3,111	₽ 2,759
Effective interest rate		10.50%	9.40%
Currency		RUB
Maturity		2023-2030	2022-2030